Angel Oak Mortgage Trust 2022-6 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 9/6/2022 10:48:09 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
216779831	2022060788	xxxx	24419753	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increase from $XXX to $XXX with out valid change of circumstance.	Reviewer Comment (X): VCC and support docs for Lender Exception requiring LLPA.

Seller Comment (X): Borrower requested for LTV increase from XX% to XX%, approval from Starwood was giving with the comment that a pricing hit of .XXX% would need to be applied. Attached COC stating borrower requested and fee change, Memo from Starwood confirming approval of exception and pricing hit requirement and lock agreement to show that pricing hit.

Reviewer Comment (X): SitusAMC received COC reflecting change in LTV, however, additional information on what led to the change in LTV and why was the pricing hit is required. Additionally, also provide the rate lock agreement reflecting the change in pricing.

Seller Comment (X): See attached is the exception, Memo from investor and CD with COC.

Reviewer Comment (X): Situs AMC received the Exception request document, however it does not state any thing related to change in Loan Discount points. Please provide additional information stating the valid reason for increasing  Loan Discount points or provide cure.

Seller Comment (X): Attached is the exception request, and the cost of .XXX%.

Reviewer Comment (X): SitusAMC received changed circumstance dated July XX, XXX indicating investor exception loan level pricing adjustment with a cost of .XXX%. Please provide additional clarification as to what caused the loan level pricing adjustment required, otherwise cure. Cure requirements require a post-close CD, Letter of Explanation, Copy of refund check and mailing label.

Seller Comment (X): Revised Closing Disclosure For Hamilton

Seller Comment (X): CoC for increase discount
																		XXX			1	A	XXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
217160487	2022060771	xxxx	24889277	XXX	XXX	Credit	Asset	Asset Documentation	Asset	Missing Document: Asset Documentation not provided	Documentation to verify assets to meet the reserve requirement of X months PITI was not provided.	XX% LTV < XX% guideline max. DSCR ratio X.XX, minimum per guidelines X.X.	Aggregator Aggregator	Reviewer Comment (X): Waived by client with verified compensating factors.

Buyer Comment (X): Waived - Please waive the identified finding due to the following compensating factors:
* DSCR Score of X.XX - lease agreements on file indicate monthly rents received total $XXX
* XX% LTV
* Borrower has not had an credit related events within the last XX months, current open revolving credit with no delinquencies, BK over X years old
* Value of $X,XXXXX is supported with CDA provided by the seller along with an in house valuation tool.

Buyer Comment (X): Please discuss with Susan from eResi for reconsideration and using cash out for reserves and advise if condition can be satisfied.

Reviewer Comment (X): Unable to to verify in the guidelines that cash out may be used to meet reserve requirements.

Buyer Comment (X): Funds received from the loan transaction to be utilized to meet X month reserve requirement
																				XXX	2	B	XXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
217160488	2022060772	xxxx		24889278	XXX	XXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.					Reviewer Comment (X): correct, cleared. Buyer Comment (X): Cleared Reviewer Comment (X): After further review condition cleared. Seller Comment (X): Sorry, one of the attachment was password protected. Here are all the attachments again for your review. Seller Comment (X): Please see attached assets worksheet, XXXK statement and bank statements showing borrower had sufficient funds to close and for reserves	XXX			1	A	XXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
217160488	2022060772	xxxx		24889280	XXX	XXX	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $X.XX is less than Guideline Available for Reserves of $XXX.	Guidelines require X months PITIA for the subject + X% of the mortgages outstanding on all other properties.				Reviewer Comment (X): Exception reset in months instead of $. Reviewer Comment (X): Ex needs to be Cleared for client to view. Reviewer Comment (X): Exception set for reserves in months.	XXX			1	A	XXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
217160488	2022060772	xxxx		24889281	XXX	XXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of X.XX is less than Guideline PITIA months reserves of X.XX.					Reviewer Comment (X): Received sufficient assets for reserves Buyer Comment (X): Uploaded remedy against the other condition for short to close.	XXX			1	A	XXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
217160488	2022060772	xxxx		24889282	XXX	XXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX.XXXX% exceeds Guideline loan to value percentage of XX.XXXX%.	Max LTV of XX% for Tier X DSCR < X.XX.	Housing payment history clean for XX months on previous mortgages. PITIA reserves above minimum by X months or greater. Number of PITIA Reserves: XX		Aggregator Aggregator	Reviewer Comment (X): Client elects to waive the exception with verified compensating factors. Buyer Comment (X): Waived			XXX	2	B	XXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
217160488	2022060772	xxxx		24889283	XXX	XXX	Credit	Guideline	Guideline Issue	Guideline	Margin is ineligible per guidelines.		ARM Note identified a Margin of X.XX%. Guidelines require a Margin of X.XX% on X/X and X/X ARM's.	Housing payment history clean for XX months on previous mortgages. PITIA reserves above minimum by X months or greater. Number of PITIA Reserves: XX		Aggregator Aggregator	Reviewer Comment (X): Client elects to waive the exception with verified compensating factors. Buyer Comment (X): Waived			XXX	2	B	XXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
217160491	2022060775	xxxx		24889317	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Missing Final Approval showing conditions cleared.				Reviewer Comment (X): Approval was provided. Seller Comment (X): Attached.	XXX			1	A	XXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
217160491	2022060775	xxxx		24889319	XXX	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX or income worksheet	UW Worksheet for Bank Statement deal is missing				Reviewer Comment (X): Income analysis was provided. Seller Comment (X): Attached.	XXX			1	A	XXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
217160491	2022060775	xxxx		24889321	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower to explain what she meant by her NFS LOX? The borrower doesn't show a history of any other owned property to be accepting rental payments from "Tenant".				Reviewer Comment (X): Client accepts LOE from borrower. Seller Comment (X): Borrower has owned a rental property (XXX) till XX/XXX	XXX			1	A	XXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
217160491	2022060775	xxxx		24889322	XXX	XXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of X.XX is less than Guideline PITIA months reserves of X.XX.		Residual income greater than XX the VA requirement. Amount of residual income: $XXX.XX XX% LTV		Aggregator Aggregator	Reviewer Comment (X): Client allowing Cash Out to be used for reserves. Reviewer Comment (X): eResi guides are silent as to whether cash out is permitted for use of reserves, deferring to FNMA guidelines; cash out is not permitted for use of reserves. Seller Comment (X): Attached.			XXX	2	B	XXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
217160493	2022060774	xxxx		24889295	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		not provided				Reviewer Comment (X): Bylaws were provided. Seller Comment (X): Required document attached	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889296	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided		not provided				Reviewer Comment (X): Articles of Incorporation were provided., Seller Comment (X): Required document attached	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx	24889297	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	not provided	Reviewer Comment (X): Guarantor Agreement singed by parties as individuals was provided.

Seller Comment (X): Corrected guarantor agreement attached.

Reviewer Comment (X): Personal Guaranty was provided; however, it was executed by The President , Treasurer and Secretary in their respective capacities and not signed individually/ guaranteed individually.

Seller Comment (X): Please find an attached guarantor agreement.

Reviewer Comment (X): All Entity loans require a Personal Guarantor. The Note provided reflects parties on behalf of the entity are signing; however, file does not contain a personal guaranty.

Seller Comment (X): Please find attached

Reviewer Comment (X): Guides require all Entity Loans require a Personal Guarantor. The documents provided did not reference required XXX  for Borrower(s) being a guarantor. Please re-load and advise what the title of the document is being loaded, thank you.

Seller Comment (X): attached

Reviewer Comment (X): Guaranty Agreement not located in upload as of X/XX/XX. Please resend.

Seller Comment (X): Document attached.
																		XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889298	XXX	XXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		not provided				Reviewer Comment (X): Lease Agreement was provided. Seller Comment (X): Required document attached	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889299	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (X): Employer Identification Number was provided. Seller Comment (X): EIN Document attached	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889300	XXX	XXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX					Reviewer Comment (X): Received Fraud Report including all X borrowers. Seller Comment (X): Document attached Reviewer Comment (X): X copied of fraud report uploaded for xxx, two additional borrower do not have an uploaded fraud report. Seller Comment (X): Fraud reports attached	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889301	XXX	XXX	Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note identified a Late Charge of XX%.				Reviewer Comment (X): Note addendum provided. Seller Comment (X): Please provide attached addendum Buyer Comment (X): The late charge grace period of X days and late fee of XX% should not have been disclosed on the Note. xxxx will send detailed letter of explanation stating late charge grace period days are being increased from X days to XX days and late fee from XX% to X%. LOE will state that no late charge will be applicable on payments received within XX days from the installment due date. Please confirm if this will be acceptable to mitigate the issue on this loan.	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889302	XXX	XXX	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note identified a Grace Period of X days.				Reviewer Comment (X): Note addendum provided. Seller Comment (X): Addendum attached. Buyer Comment (X): The late charge grace period of X days and late fee of XX% should not have been disclosed on the Note. xxxx will send detailed letter of explanation stating late charge grace period days are being increased from X days to XX days and late fee from XX% to X%. LOE will state that no late charge will be applicable on payments received within XX days from the installment due date. Please confirm if this will be acceptable to mitigate the issue on this loan.	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889303	XXX	XXX	Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Updated : Note grace period is less than minimum per state. Note late charge percentage exceeds state maximum. XXX Compliance response: An LOE with an Amendment to the Note will allow the exception to go from an Open EVX-B to a Cured EVX-B				Reviewer Comment (X): Received.	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889305	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide seller's DSCR Calculations required per lender.				Reviewer Comment (X): DSCR Calculation was provided. Seller Comment (X): Please find attached.	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889306	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide additional information regarding the sale from previous owners to current owners, closed X/XXX and recorded X/XX. Make sure to include reason why recording took X months to complete.				Reviewer Comment (X): After further review the exception has been cleared. Seller Comment (X): Please see attached Recorded Documentation from the County. The reasoning behind why it took X months to record is more-so a County issue. We have no control over when they choose to record.	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160493	2022060774	xxxx		24889307	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal provided does not contain the previous transfer information from July XXX/January XXX (states no sales in the previous XX months). Please provide updated/amended appraisal that contains the actual transfer information for subject property.				Reviewer Comment (X): Received updated appraisal report reflecting previous transfer history. Seller Comment (X): Appraisal report	XXX			1	A	XXX	NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
217160501	2022060773	xxxx	24889388	XXX	XXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to go into a securitization and highest level secondary valuation does not support the appraised value within a 10% tolerance. The lower value was not used to calculate LTV.	Both the appraisal and X desk review support the value and sale price of XXXK. This is with the guidelines; however, there is an earlier desk review that is much lower at $XXX,XXX.	Reviewer Comment (X): New valuation was provided validating valuation.

Seller Comment (X): Please find attached desk review.

Reviewer Comment (X): Although the appraisal was updated this is still considered one valuation. Due to the lower desk review value of $XXX,XXX a secondary higher valuation is required to support the appraised value. A second appraisal done by a different appraiser or a field review would be considered a higher valuation, to support the original appraisal and the value of $XXX,XXX.

Seller Comment (X): the appraiser has added supportive comments to justify his value increase after rebuttal. CDA also supported this value.

Reviewer Comment (X): Although the appraisal was revised with a value of $XXX,XXX, the original desk review had a value of $XXX,XXX to over rule this value a higher valuation would be needed. The additional desk review that was provided with a value of $XXX,XXX would not be a higher valuation. Please provide a secondary valuation such as a field review to over rule the $XXX,XXX desk review value.

Seller Comment (X): Revised appraisal with additional explanation is available. Value has been corrected to $XXX,XXX.

Reviewer Comment (X): Values on the appraisals is noted.  However, since the original desk review was in file ($XXXk), then the additional desk review ($XXXk) is considered a similar product on the valuation waterfall and cannot be used to overrule the initial desk review value.  A higher valuation product, such as a field review, will need to be provided in order to overrule the $XXXk desk review.

Seller Comment (X): Please find attached appeal form, initial appraisal and revised appraisal. Appraiser's commentary is on page #XX of revised appraisal.

Reviewer Comment (X): Pleas provide a copy of the initial appraisal report for $XXXk along with commentary when that appraisal was redone, Issue will be reviewed further.

Buyer Comment (X): Initially the appraised value was $XXX,XXX and a desk review report was ordered for that appraisal. But later client submitted a reconsideration request and provided comparables for review to appraiser, appraiser reconsidered the value based on the new comparable and value was revised to $XXX,XXX. Therefore a new desk review report was ordered which supported the value $XXX,XXX.
																		XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160501	2022060773	xxxx		24889389	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address:XXX Address: XXX Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Statement Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Lease Agreement, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	The borrower owns X investment properties. Unable to determinate the breakdown of the PITI payments. The file is missing REO mortgage statements, tax certs and HOI policies.				Reviewer Comment (X): All documents were provided. Seller Comment (X): REO documents attached	XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160501	2022060773	xxxx		24889390	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (X): Approval was provided. Seller Comment (X): Document attached	XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160501	2022060773	xxxx		24889391	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Client requests clarification of the true number of months XXX Summit Avenue was rented in XXX.				Reviewer Comment (X): XXX Summit. Both leases in file. Commentary from Borrower reflected some repairs done, gross income from schedule E used to qualify.	XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160501	2022060773	xxxx		24889392	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Client requests clarification of the number of units and clarification around the multiple overlapping lease agreements for XXX XXth Street.				Reviewer Comment (X): Correct Buyer Comment (X): Cleared - Cleared based on Lender Attestation accepting LOE and qualification off XXX Schedule E. Reviewer Comment (X): Cleared based on Lender Attestation accepting LOE and qualification off XXX Schedule E. Reviewer Comment (X): File contains a one page statement from landlord dated XX/XX/XX stating all three units at XXX XXst Street are rented to Mr. xxxx for $XXX. A lease dated XX/XX/XX for apt A was provided reflecting monthly rent of $X,XXX. Missing the leases for the other two units. Seller Comment (X): document attached	XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160501	2022060773	xxxx	24889393	XXX	XXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XX.XXXX% exceeds Guideline total debt ratio of XX.XXXX%.	DTI exceeding guidelines is the result of the Client excluding rent on XXX	Reviewer Comment (X): Exception was already cleared.

Buyer Comment (X): Cleared - Lender recalculated DTI is XX.X% and review re-calculated DTI is XX.X%. After further review the exception has been cleared.

Reviewer Comment (X): Lender recalculated DTI is XX.X% and review re-calculated DTI is XX.X%. After further review the exception has been cleared.

Seller Comment (X): Attached you will find:

Income calculations - these are XXX% off tax returns minus we are showing each property in service XX months, since borrower has been unable to document any receipts/proof due to fire, minus:
XX Bragaw Ave. - attached Sitex showing property was purchased XXX. Therefore only X months rent can be received
XXX S XXth St.  - qualify off lease agreements attached as purchased XX/XXX per attached Sitex

LOE is in file from borrower showing months marked X were clerical error. I show DTI at XX.X% if we fix it this way.  See attached email from borrower.  I can continue trying to LOE's from the tenants, but it doesn't sound like I am going to get receipts to document the work completed due to fire and tenants lack of documentation.
																		XXX			1	A	XXX	NJ	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
217160503	2022060776	xxxx		24889400	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (X): Received Articles of Formation. Seller Comment (X): Certificate of Formation	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160503	2022060776	xxxx		24889401	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (X): Received Certificate of Good Standing. Seller Comment (X): Attached.	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160503	2022060776	xxxx		24889402	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (X): Received Operating Agreement with borrowing authority.	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160503	2022060776	xxxx		24889403	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (X): Received EIN number. Seller Comment (X): EIN verificatin	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160503	2022060776	xxxx		24889404	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided						Reviewer Comment (X): Received the Operating Agreement. Seller Comment (X): Operating agreement	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160503	2022060776	xxxx		24889406	XXX	XXX	Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Use of CD's with XXX requires XX days seasoning ( X months statements). Please provide account statements for CD's with XXX covering XX days period. Acct XXX,XXX, XXX				Reviewer Comment (X): The documenttion reflected the open dates as required. Buyer Comment (X): Please refer the documents. The document states that CD open date XXX, XXX and XX/X/XXXX. Reviewer Comment (X): The letter provided from the bank reflects the CD were opened on XXX, or XX days prior to the note date on XXX. No additional documentation was provided. Seller Comment (X): Attached.	XXX			1	A	XXX	NJ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
217160538	2022060656	xxxx		24889544	XXX	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Lender approved exception to waive paystub that supports the pay increase as indicated on the WVOE in the loan file. Borrower unable to obtain prior to the date the appraisal would expire.	Reserves of $XXX,XXX versus guideline minimum of $XX,XXX XXX score versus guideline minimum of XXX.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (X): Lender elects to waive with compensating factors.			XXX	2	B	XXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
217160538	2022060656	xxxx		24889546	XXX	XXX	Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The policy amount was not reflected on the title. No updated title was evidenced in the loan file.								2	B	XXX	CA	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
217160540	2022060658	xxxx		24889548	XXX	XXX	Compliance	Compliance	XXX Compliance	GSE	Fannie Mae 2014 - XXX Points and Fees	Fannie Mae XXX Points and Fees Test. Points and Fees on subject loan of XXX is in excess of the investor allowable maximum of XXX of the XXX Total Loan Amount. Points and Fees total XXX on a XXX Total Loan Amount ofXXX vs. an investor allowable total of XXX an overage of XXX or .XXX).	Points and Fees on subject loan of XXX is in excess of the investor allowable maximum of XXX of the XXX Total Loan Amount.								2	B	XXX	NY	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
217160540	2022060658	xxxx		24889550	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow more than XXX . There was X in prior XX months for xxx	XX% LTV versus guideline maximum of XX%. XXX representative FICO score > XXX guideline minimum - XXX points above guideline minimum		Originator Pre-Close Originator Pre-Close	Reviewer Comment (X): Lender elects to waive with compensating factors.			XXX	2	B	XXX	NY	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No